Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information
Entity Registrant Name	TWO RIVERS WATER Co
Entity Central Index Key	0001302946
Document Type	S-1
Document Period End Date	Dec. 31, 2011
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Amendment Description	This Post-Effective Amendment No. 1 to Form S-1/A (this “Post Effective Amendment No. 1”) is being filed pursuant to Section 10(a)(3) of the Securities Act to update the Form S-1/A Registration Statement (Registration No. 333-176932), which was previously
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2011